FORM N-SAR

SEMI-ANNUAL REPORT

FOR REGISTERED INVESTMENT COMPANIES

Report for twelve month period ending:		12/31/2010

Is this a transition report?		N

Is this an amendment to a previous filing?		N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.	A.	Registrant Name: COLI 4-VUL SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE CO.
	B.	File Number: 811-22105
	C.	Telephone Number: 303-737-3000

2.	A.	Street: 8515 EAST ORCHARD ROAD
	B.	City: GREENWOOD VILLAGE
	C.	State COLORADO
	D.	Zip Code: 80111
	E.	Foreign Country:

3.	Is this the first filing on this form by Registrant?	N

4.	Is this the last filing on this form by Registrant?	N

5.	Is Registrant a small a business investment company (SBIC)? (If yes, complete only 89-110)	N

6.	Is Registrant a unit investment trust (UIT)? (If yes, complete only 111 through 133)	Y

111.

112.

113.

114.

115.

116.

117.

118.

119.

120.

121.

122.

123.	$73

124.

125.	$6

126.	$0

127.	A.
B.
C.
D.
E.
F.
G.
H.
I.
	J.	$117
	K.	$0
	L.	$117

128.

131.	$1

132.

133.	None

Signature Page

The following form or signature shall follow items 79, 85, 88, 104, 110 or 130 as appropriate.  This report is signed on behalf of the registrant (or depositor or trustee).

City of:	Greenwood Village	State of:	Colorado	Date:	March 1, 2011

Name of Registrant, Depositor, or Trustee:

COLI 4-VUL SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE CO.

By:	/s/ Julie Collett	Witness	/s/ Shawna K. Korth
	Julie Collett		Shawna K. Korth
	Managing Counsel		Sr. Business Support Administrator